Segment Reporting (Information by Reporting Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net sales	¥ 1,577,039	¥ 1,422,754	¥ 1,479,627
Income before income taxes	131,866	137,849	145,583
Depreciation and amortization	82,804	77,445	76,647
Write-down of inventories	28,721	9,215	12,238
Capital expenditures	86,519	67,781	68,933
Assets by reporting segment:	3,157,077	3,110,470	3,095,049
Operating Segments
Segment Reporting Information [Line Items]
Income before income taxes	105,131	114,504	106,158
Assets by reporting segment:	1,715,721	1,647,480	1,610,366
Operating Segments | Industrial and Automotive Components Group
Segment Reporting Information [Line Items]
Net sales	287,620	230,229	221,978
Income before income taxes	32,557	22,442	3,684
Depreciation and amortization	15,504	12,464	11,862
Write-down of inventories	1,227	1,295	975
Capital expenditures	21,184	11,793	13,764
Assets by reporting segment:	293,471	210,556	192,648
Operating Segments | Semiconductor Components Group
Segment Reporting Information [Line Items]
Net sales	257,237	245,727	236,265
Income before income taxes	32,476	25,310	41,707
Depreciation and amortization	17,535	17,216	16,295
Write-down of inventories	868	1,684	1,630
Capital expenditures	15,820	16,411	15,402
Assets by reporting segment:	210,658	201,360	223,133
Operating Segments | Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	305,145	240,798	245,985
Income before income taxes	47,285	30,558	33,368
Depreciation and amortization	20,230	16,667	16,234
Write-down of inventories	1,222	610	869
Capital expenditures	26,512	19,095	19,035
Assets by reporting segment:	428,095	465,831	446,403
Operating Segments | Communications Group
Segment Reporting Information [Line Items]
Net sales	255,535	252,641	285,608
Income before income taxes	5,061	8,528	3,065
Depreciation and amortization	6,532	6,460	7,123
Write-down of inventories	3,181	1,669	5,973
Capital expenditures	4,813	1,836	3,092
Assets by reporting segment:	167,915	163,854	172,699
Operating Segments | Document Solutions Group
Segment Reporting Information [Line Items]
Net sales	371,058	324,012	336,308
Income before income taxes	41,141	28,080	27,106
Depreciation and amortization	12,954	14,867	14,428
Write-down of inventories	779	929	890
Capital expenditures	6,013	6,891	8,512
Assets by reporting segment:	351,683	322,118	301,471
Operating Segments | Life and Environment Group
Segment Reporting Information [Line Items]
Net sales	112,212	149,207	174,076
Income before income taxes	(55,010)	1,345	(43)
Depreciation and amortization	6,128	6,367	6,999
Write-down of inventories	21,172	2,941	1,803
Capital expenditures	5,454	6,185	5,043
Assets by reporting segment:	214,000	230,166	220,245
Operating Segments | All Other Segments
Segment Reporting Information [Line Items]
Net sales	18,827	22,066	23,374
Income before income taxes	1,621	(1,759)	(2,729)
Depreciation and amortization	1,336	1,539	1,708
Write-down of inventories	272	87	98
Capital expenditures	1,346	921	1,034
Assets by reporting segment:	49,899	53,595	53,767
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(30,595)	(41,926)	(43,967)
Income before income taxes	(1,725)	(1,291)	(109)
Assets by reporting segment:	(96,195)	(113,251)	(131,346)
Corporate
Segment Reporting Information [Line Items]
Income before income taxes	28,460	24,636	39,534
Depreciation and amortization	2,585	1,865	1,998
Capital expenditures	5,377	4,649	3,051
Assets by reporting segment:	¥ 1,537,551	¥ 1,576,241	¥ 1,616,029